Investment Objectives and Goals	Apr. 01, 2026
Defiance Gold Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE GOLD ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of SPDR® Gold Shares subject to a limit on potential investment gains.
Defiance Silver Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE SILVER ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of iShares Silver Trust® subject to a limit on potential investment gains.
Defiance Oil Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE OIL ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.
Defiance Treasury Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE TREASURY ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of iShares 20+ Year Treasury Bond ETF (“TLT”) subject to a limit on potential investment gains.